Organization and History	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and History

Note 1 – Organization and History

On May 11, 2022, Bio Lab Naturals, Inc., a Delaware corporation (“Bio Lab”), entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Limitless X, Inc., a Nevada corporation (“LimitlessX”), and its 11 shareholders (the “LimitlessX Acquisition”). The parties completed and closed the LimitlessX Acquisition on May 20, 2022 by issuing an aggregate of 3,233,334 shares of common stock of Bio Lab to the LimitlessX shareholders (the “Acquisition Closing”). According to the terms of the Share Exchange Agreement, Bio Lab then issued an additional 300,000 shares of common stock to the LimitlessX shareholders pro rata to their interests approximately six months from the Acquisition Closing as part of the LimitlessX Acquisition. Concurrently with the LimitlessX Acquisition, Jaspreet Mathur, the founder and principal shareholder of LimitlessX, also purchased from Helion Holdings LLC, 500,000 shares of Bio Lab’s Class A Preferred Convertible Stock, which at all times have a number of votes equal to 60% of all of the issued and outstanding shares of common stock of Bio Lab.

On June 10, 2022, Bio Lab changed its name to Limitless X Holdings Inc. (“Limitless”).

The LimitlessX Acquisition was accounted for as a “reverse merger” following the completion of the transaction. For accounting purposes, LimitlessX was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of Bio Lab. Accordingly, LimitlessX’s assets, liabilities, and results of operations became the historical financial statements of the registrant. No step-up in basis or intangible assets or goodwill was recorded in this transaction.

The Company (as defined below) is a lifestyle brand, focused in the health and wellness industry. Initially, the Company focused on nutritional supplements, wellness studies, and interactive training videos and has since focused its business on performance marketing, sales of digital services, and sales of products. The Company’s mission is to provide businesses a turnkey solution to sell their products. Company teams include sales, marketing, user interface design (UI), user experience design (UX), fulfillment, customer support, labeling, product manufacturing, consulting, retailing, and payment processing, among others.

The Company currently offers products online only. The Company has manufacturing and distribution licensing agreements to market, manufacture, sell, and distribute branded products on behalf of its clients. The Company orders products from third party partner manufacturers that make the products according to the Company’s custom formulations, and brands them using the Company’s licensed trademarks. Products are then marketed and sold direct to consumers online. Orders are fulfilled and shipped directly from the Company’s licensors. The Company plans to offer global marketing services across all areas of the sales process, including market research, brand and product development, and digital advertising operating as an integrated marketing agency.

The Company operates in the following product and service sectors: (i) health products and (ii) digital marketing services. The health products sector included the sales of health products in two primary vertical markets: (1) health & wellness; and (2) beauty & skincare. The digital marketing service sector includes digital marketing; digital and print design; social media marketing; and direct-to-consumer marketing.

Note 1 – Organization and History

On May 13, 2022, Bio Lab entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Limitless X, Inc., a Nevada corporation (“LimitlessX”), and its 11 shareholders (the “LimitlessX Acquisition”) on May 11, 2022 (the “Merger”). The parties completed and closed the LimitlessX Acquisition on May 20, 2022 by issuing an aggregate of 3,233,334 shares of common stock of Bio Lab to the LimitlessX shareholders (the “Acquisition Closing”). According to the terms of the Share Exchange Agreement, Bio Lab then issued an additional 300,000 shares of common stock to the LimitlessX shareholders pro rata to their interests in approximately six months from the Acquisition Closing as part of the Limitless Acquisition. Concurrently with the LimitlessX Acquisition, Jaspreet Mathur, the founder and principal shareholder of LimitlessX, also purchased from Helion Holdings LLC, 500,000 shares of Bio Lab’s Class A Preferred Convertible Stock, which at all times have a number of votes equal to 60% of all of the issued and outstanding shares of common stock of Bio Lab.

On June 10, 2022, Bio Lab changed its name to Limitless X Holdings, Inc. (“Limitless”).

The Merger was accounted for as a “reverse merger” following the completion of the transaction. For accounting purposes, LimitlessX was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of Bio Lab. Accordingly, LimitlessX’s assets, liabilities, and results of operations became the historical financial statements of the registrant. No step-up in basis or intangible assets or goodwill was recorded in this transaction.

Limitless is a lifestyle brand, focused in the health and wellness industry. Limitless provides nutritional supplements, wellness studies, interactive training videos, and marketing products. The mission of Limitless is to provide businesses within its industry a turnkey solution to sell products both online and in retail stores. Limitless also provides its own products and wellness videos suitable for a wide range of ages and fitness. Limitless teams includes sales, marketing, user interface design (UI), user experience design (UX), fulfillment, customer support, labeling, product manufacturing, consulting, retailing, and payment processing, among others.

Limitless currently offer products online only, but anticipates expanding to the brick-and-motor retail  stores and wholesale marketplace in the future. Limitless has manufacturing and distribution licensing agreements to market, manufacture, sell, and distribute the branded products on behalf of its clients. Limitless orders products from third party partner manufacturers, that make the products according to the Company’s custom formulations, and brand them using the Limitless licensed trademarks. Products are then marketed and sold DTC online. Orders are fulfilled and shipped directly from the Company’s licensors. The Company plans to offers global marketing services across all areas of the sales process, including market research, brand and product development, and digital advertising operating as an integrated marketing agency.

The Company operate in the following products and services: (i) health products and (ii) digital marketing services. The health products includes the sales of health products three primary verticals: Health & Wellness, Beauty & Skincare, and the Vapor industry. The digital marketing includes digital marketing, digital and print design, social media marketing and direct-to-consumer marketing.